Fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [abstract]
Debt at amortised cost (long & short-term borrowings)	$ 41,538	$ 65,572